Fees (Details) (Maximum [Member])	12 Months Ended
Dec. 31, 2012
Monthly Payment [Member]
Other Noninterest Expense [Line Items]
Less incentive fee allocations	20.00%
Management fee as percentage of month-end net assets	0.167%
Annual Payment [Member]
Other Noninterest Expense [Line Items]
Management fee as percentage of month-end net assets	2.00%